Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 23 - Financial Instruments and Risk Management

Note 23 - Financial Instruments and Risk Management

A. General

The Group has extensive international operations wherein it is exposed to credit, liquidity and market risks (including currency, interest and other price risks). In order to reduce the exposure to these risks, the Group holds financial derivative instruments, (including forward transactions, SWAP transactions, and options) to reduce the exposure to foreign currency risks, commodity price risks, energy and marine transport and interest risks. Furthermore, the Group holds derivative financial instruments to hedge the exposure and changes in the cash flows.

The transactions in derivatives are executed with large Israeli and non-Israeli financial institutions, and therefore Group management believes the credit risk in respect thereof is low.

This Note presents information about the Group’s exposure to each of the above risks, and the Group’s objectives, policies and processes for measuring and managing risk.

We regularly monitor the extent of our exposure and the rate of the hedging transactions for the various risks described below. We execute hedging transactions according to our hedging policy with reference to the actual developments and expectations in the various markets.

B. Groups and measurement bases of financial assets and financial liabilities

As at December 31, 2018
Financial assets			Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Cash and cash equivalents	-	-	121	-	-
Short-term investments and deposits	-	-	92	-	-
Trade receivables	-	-	990	-	-
Other receivables	13	-	30	-	-
Investments at fair value through other comprehensive income	-	145	-	-	-
Other non-current assets	15	-	66	-	-
Total financial assets	28	145	1,299	-	-
Short term credit	-	-	-	-	(610)
Trade payables	-	-	-	-	(715)
Other current liabilities	-	-	-	(21)	(330)
Long-term debt and debentures	-	-	-	-	(1,815)
Other non-current liabilities	-	-	-	-	(6)
Total financial liabilities	-	-	-	(21)	(3,476)
Total financial instruments, net	28	145	1,299	(21)	(3,476)

Note 23 - Financial Instruments and Risk Management (cont'd)

B. Groups and measurement bases of financial assets and financial liabilities (cont'd)

As at December 31, 2017
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Cash and cash equivalents	-	-	83	-	-
Short-term investments and deposits	-	-	90	-	-
Trade receivables	-	-	932	-	-
Other receivables	5	-	81	-	-
Investments at fair value through other comprehensive income	-	212	-	-	-
Other non-current assets	64	-	9	-	-
Total financial assets	69	212	1,195	-	-
Short term credit	-	-	-	-	(822)
Trade payables	-	-	-	-	(790)
Other current liabilities	-	-	-	(3)	(311)
Long-term debt and debentures	-	-	-	-	(2,388)
Other non-current liabilities	-	-	-	(3)	(1)
Total financial liabilities	-	-	-	(6)	(4,312)
Total financial instruments, net	69	212	1,195	(6)	(4,312)

Note 23 - Financial Instruments and Risk Management (cont'd)

C. Credit risk

(1) General

(a) Customer credit risks

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and it arises mainly from the Group’s receivables from customers and from other receivables as well as from investments in securities.

The Company sells to a wide range and large number of customers, including customers with material credit balances. On the other hand, the Company does not have a concentration of sales to individual customers.

The Company has a regular policy of insuring the credit risk of its customers by means of purchasing credit insurance with insurance companies, other than sales to government agencies and sales in small amounts. Most of all other sales are executed only after receiving approval of coverage in the necessary amount from an insurance company or other collaterals of a similar level.

The use of an insurance company as aforementioned ensures that the credit risk is managed professionally and objectively by an expert external party and transfers most of the credit risk to third parties. Nevertheless, the common deductible in credit insurances is 10% (even higher in a small number of cases) thus the Group is still exposed to part of the risk, out of the total insured amount.

In addition, the Group has an additional deductible cumulative annual amount of approximately $6 million through a wholly‑owned captive reinsurance Company.

Most of the Group’s customers have been trading with the Group for many years and only rarely have credit losses been incurred by the Group. The financial statements include specific allowance for doubtful debts that appropriately reflect, in Management’s opinion, the credit loss in respect of accounts receivables which are considered doubtful.

(b) Credit risks in respect of deposits

The Group deposits its balance of liquid financial assets in bank deposits and in securities. All the deposits are with a diversified group of leading banks preferably with banks that provide loans to the Group.

Note 23 - Financial Instruments and Risk Management (cont'd)

C. Credit risk (cont’d)

(2) Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As at December 31
Carrying amount ($ millions)
2018	2017

Cash and cash equivalents	121	83
Short term investments and deposits	92	90
Trade receivables	990	932
Other receivables	43	86
Investments at fair value through other comprehensive income	145	212
Other non-current assets	81	73
	1,472	1,476

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As at December 31
Carrying amount ($ millions)
2018	2017

Western Europe	294	332
Asia	342	293
North America	150	131
South America	106	70
Israel	72	70
Other	26	36
	990	932

Note 23 - Financial Instruments and Risk Management (cont'd)

C. Credit risk (cont'd)

(3) Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As at December 31
2018		2017
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	829	-	785	-
Past due up to 3 months	114	-	125	-
Past due 3 to 12 months	38	(1)	23	(6)
Past due over 12 months	12	(2)	10	(5)
	993	(3)	943	(11)

The movement in the allowance of doubtful accounts during the year was as follows:

2018	2017
$ millions	$ millions

Balance as at January 1	11	6
Additional allowance	1	5
Write offs	(7)	(1)
Reversals	(1)	-
Changes due to translation differences	(1)	1
Balance as at December 31	3	11

Note 23 - Financial Instruments and Risk Management (cont'd)

D. Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to timely meet its liabilities, under both normal and stressed conditions, without incurring unwanted losses.

The Company manages the liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities.

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2018
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities

Short term credit (not including current maturities)	544	556	-	-	-
Trade payables	715	715	-	-	-
Other current liabilities	330	330	-	-	-
Long-term debt and debentures	1,881	152	453	1,084	1,166
	3,470	1,753	453	1,084	1,166

Financial liabilities – derivative instruments utilized for economic hedging

Foreign currency and interest derivative instruments	16	16	-	-	-
Derivative instruments on energy and marine transport	5	4	1	-	-
	21	20	1	-	-

Note 23 - Financial Instruments and Risk Management (cont'd)

D. Liquidity risk (cont'd)

As at December 31, 2017
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities

Short term credit (not including current maturities)	810	822	-	-	-
Trade payables	790	790	-	-	-
Other current liabilities	310	310	-	-	-
Long-term debt and debentures	2,400	102	345	1,085	1,358
	4,310	2,024	345	1,085	1,358

Financial liabilities – derivative instruments utilized for economic hedging

Foreign currency and interest derivative instruments	6	3	-	-	3

E. Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the fair value or future cash flows of a financial instrument.

1. Interest risk

The Group has loans bearing variable interests and therefore its financial results and cash flows are exposed to fluctuations in the market interest rates.

ICL uses financial instruments, including derivatives, in order to hedge this exposure. The Group uses interest rate swap contracts mainly in order to reduce the exposure to cash flow risk in respect of changes in interest rates.

Note 23 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

1. Interest risk (cont'd)

(a) Interest Rate Profile

Set forth below is detail regarding the type of interest on the Group’s non-derivative interest‑bearing financial instruments:

As at December 31
2018	2017
$ millions	$ millions

Fixed rate instruments:
Financial assets	151	88
Financial liabilities	(1,728)	(1,800)
	(1,577)	(1,712)
Variable rate instruments
Financial assets	128	97
Financial liabilities	(714)	(1,428)
	(586)	(1,331)

(b) Sensitivity analysis for fixed rate instruments

Most of the Group’s instruments bearing fixed interest are not measured at fair value through the statement of income. Therefore, changes in the interest rate as at the date of the report will not be expected to have any impact on the profit or loss in respect of changes in the value of assets and liabilities bearing fixed interest.

(c) Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As at December 31, 2018
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions	$ millions	$ millions	$ millions

Changes in U.S Dollar interest
Non-derivative instruments	(1)	(1)	1	1
SWAP instruments	(18)	(9)	9	18
	(19)	(10)	10	19
Changes in Israeli Shekel interest
SWAP instruments	19	10	(10)	(19)

Note 23- Financial Instruments and Risk Management (cont'd)

E. Market risk (cont’d)

1. Interest risk (cont’d)

(d) Terms of derivative financial instruments used to hedge interest risk

As at December 31, 2018
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S Dollar
SWAP contracts from variable interest to fixed interest	-	250	2019-2024	1.7%-2.6%

Israeli Shekel
Swap contracts from fixed ILS interest to fixed USD interest	15	486	30/3/2024	2.45%-4.74%

Euro
Swap contracts from variable USD interest to fixed EUR interest	(1)	334	15/2/2019	1-month Libor

As at December 31, 2017
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S Dollar
SWAP contracts from variable interest to fixed interest	(3)	350	2018-2024	1.36% - 2.6%

Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	64	489	1/3/2024	2.45% - 4.74%

Euro
SWAP contracts from variable USD interest to fixed EUR interest	(1)	51	15/8/2018	1-month Libor

Note 23- Financial Instruments and Risk Management (cont'd)

E. Market risk (cont’d)

2. Currency risk

The Group is exposed to currency risk with respect to sales, purchases, assets and liabilities that are denominated in a currency other than the functional currency of the Group. The main exposure is the NIS, Euro, British Sterling, Chinese Yuan and Turkey Lira.

The Group enters into foreign currency derivatives – forward exchange transactions and currency options – all in order to protect the Group from the risk that the eventual cash flows, resulting from existing assets and liabilities, and sales and purchases of goods within the framework of firm or anticipated commitments (based on a budget of up to one year), denominated in foreign currency, will be affected by changes in the exchange rates.

(a) Sensitivity analysis

A 10% increase at the rate of the US$ against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As at December 31
Impact on profit (loss)
2018	2017
$ millions	$ millions

Non-derivative financial instruments
U.S Dollar/Euro	(64)	(9)
U.S Dollar/Israeli Shekel	92	92
U.S Dollar/British Pound	(3)	3
U.S Dollar/Chinese Yuan	(12)	(4)
U.S Dollar/Turkey Lira	(1)	(1)

A 10% decrease of the US$ against the above currencies at December 31 would have the same effect but in the opposite direction.

Note 23 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(a) Sensitivity analysis (cont'd)

Presented hereunder is a sensitivity analysis of the Group’s foreign currency derivative instruments as at December 31, 2018. Any change in the exchange rates of the principal currencies shown below as at December 31 would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As at December 31, 2018
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions	$ millions	$ millions	$ millions

Euro/ U.S Dollar
Forward transactions	9	4	(4)	(8)
Options	5	2	(2)	(4)
SWAP	34	17	(17)	(34)

U.S Dollar/Israeli Shekel
Forward transactions	(32)	(17)	19	39
Options	(75)	(41)	19	43
SWAP	(48)	(25)	28	58

British Pound/U.S Dollar
Forward transactions	(4)	(2)	2	3
Options	(1)	(1)	-	1

U.S Dollar/Chinese Yuan Renminbi
Forward transactions	(3)	(1)	2	3

British Pound/Euro
Forward transactions	(4)	(2)	2	4

Note 23 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2.  Currency risk (cont'd)

(b) Terms of derivative financial instruments used to reduce foreign currency risk

As at December 31, 2018
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
U.S Dollar/Israeli Shekel	2	352	3.7
Euro/U.S Dollar	2	86	1.2
Euro/British Pound	1	19	0.9
U.S Dollar/British Pound	-	32	1.3
U.S Dollar/Chinese Yuan Renminbi	-	29	6.5
Other	-	37	-

Currency and interest SWAPs
U.S Dollar/Israeli Shekel	15	486	3.7
Euro/U.S Dollar	(1)	334	1.1

Put options
U.S Dollar/Israeli Shekel	1	695	3.6
Euro/U.S Dollar	2	45	1.2
U.S Dollar/Japanese Yen	-	3	114.3
U.S Dollar/British Pound	-	11	1.3

Call options
U.S Dollar/Israeli Shekel	(15)	695	3.6
Euro/U.S Dollar	-	45	1.2
U.S Dollar/Japanese Yen	-	3	114.3
U.S Dollar/British Pound	-	11	1.3

Note 23 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(b) Terms of derivative financial instruments used to reduce foreign currency risk (cont’d)

As at December 31, 2017
Carrying amount	Stated amount	Average exchange rete
$ millions	$ millions

Forward contracts
U.S Dollar/Israeli Shekel	2	430	3.5
Euro/U.S Dollar	(3)	320	1.2
Euro/British Pound	-	20	0.9
U.S Dollar/British Pound	-	24	1.3
U.S Dollar/Chinese Yuan Renminbi	(1)	33	6.7
Other	-	33	-

Currency and interest SWAPs
U.S Dollar/Israeli Shekel	64	489	3.7

Put options
U.S Dollar/Israeli Shekel	5	525	3.4
Euro/U.S Dollar	-	63	1.2
U.S Dollar/Japanese Yen	-	3	115.5

Call options
U.S Dollar/Israeli Shekel	(1)	525	3.4
Euro/U.S Dollar	(2)	63	1.2
U.S Dollar/Japanese Yen	-	3	115.5

The maturity date of all of the derivatives used to economically hedge foreign currency risk is up to a year.

Note 23 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(c) Linkage terms of monetary balances – in millions of Dollars

As at December 31, 2018
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others

Non-derivative instruments:
Cash and cash equivalents	41	21	4	2	5	37	11
Short term investments and deposits	74	3	-	-	-	12	3
Trade receivables	516	222	60	60	25	72	35
Other receivables	6	12	-	12	-	-	-
Investments at fair value through other comprehensive income	-	-	-	-	-	145	-
Other non-current assets	60	1	-	1	4	-	-
Total financial assets	697	259	64	75	34	266	49

Short-term credit	201	166	19	34	6	184	-
Trade payables	150	188	23	265	11	72	6
Other current liabilities	55	46	7	192	2	19	9
Long term debt, debentures and others	1,322	5	-	480	13	1	-
Total financial liabilities	1,728	405	49	971	32	276	15

Total non-derivative financial instruments, net	(1,031)	(146)	15	(896)	2	(10)	34

Derivative instruments:
Forward transactions	-	86	51	352	-	29	37
Cylinder	-	45	11	695	-	-	3
SWAPS – U.S Dollar into Israeli Shekel	-	-	-	486	-	-	-
SWAPS – U.S Dollar into Euro	-	334	-	-	-	-	-
Total derivative instruments	-	465	62	1,533	-	29	40

Net exposure	(1,031)	319	77	637	2	19	74

Note 23 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(c) Linkage terms of monetary balances – in millions of Dollars (cont'd)

As at December 31, 2017
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others

Non-derivative instruments:
Cash and cash equivalents	19	18	7	1	7	22	9
Short term investments and deposits	82	1	-	-	-	5	2
Trade receivables	419	246	48	59	31	92	37
Other receivables	40	1	-	39	-	-	1
Investments at fair value through other comprehensive income	-	-	-	-	-	212	-
Other non-current assets	5	1	-	-	3	-	-
Total financial assets	565	267	55	99	41	331	49

Short-term credit	427	158	20	36	8	173	-
Trade payables	187	182	23	289	15	85	9
Other current liabilities	95	77	15	96	2	21	5
Long term debt, debentures and others	1,721	29	-	522	22	98	-
Total financial liabilities	2,430	446	58	943	47	377	14

Total non-derivative financial instruments, net	(1,865)	(179)	(3)	(844)	(6)	(46)	35

Derivative instruments:
Forward transactions	-	320	44	430	-	33	33
Cylinder	-	63	-	525	-	-	3
Total derivative instruments	-	383	44	955	-	33	36

Net exposure	(1,865)	204	41	111	(6)	(13)	71

Note 23 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont’d)

3. Other price risk

A. Investment in shares

The Company has an investment of 15% of the issued and outstanding share capital on a fully diluted basis of YYTH, in the amount of approximately $145 million (as at December 31, 2018). The investment is measured at fair value, and fair value updates, are recognized directly in the consolidated statement of comprehensive income.

B. Hedging of marine shipping and energy transactions

The Company is exposed to risk in respect of marine shipping and energy costs. The Company uses marine shipping and energy derivatives to hedge the risk that its cash flows will be affected by changes in marine shipping and energy prices. As at December 31, 2018, the fair value of the marine shipping and energy derivatives was approximately $(5) million.

F. Fair value of financial instruments

The carrying amounts in the books of certain financial assets and financial liabilities, including cash and cash equivalents, investments, short-term deposits and loans, receivables and other debit balances, long-term investments and receivables, short-term credit, payables and other credit balances, long-term loans bearing variable interest and other liabilities, and derivative financial instruments, correspond to or approximate their fair value.

The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As at December 31, 2018		As at December 31, 2017
Carrying amount	Fair value	Carrying amount	Fair value
$ millions	$ millions	$ millions	$ millions

Loans bearing fixed interest (1)	238	244	271	279

Debentures bearing fixed interest
Marketable (2)	1,201	1,217	1,247	1,291
Non-marketable (3)	281	279	281	288
	1,720	1,740	1,799	1,858

(1) The fair value of the shekel, euro, and yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2018 for the shekel, euro and yuan loans was 2.8%, 1.7%, and 5.0%, respectively (December 31, 2017 for the shekel, euro and yuan loans - 2.4%, 1.7%, and 6.1%, respectively).

Note 23 - Financial Instruments and Risk Management (cont'd)

F. Fair value of financial instruments (cont'd)

(2) The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3) The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2018 was 5.3% (December 31, 2017 – 4.57%).

G. Hierarchy of fair value

The following table presents an analysis of the financial instruments measured by fair value, using the valuation method.  (See Note 4).

The following levels were defined:

Level 1: Quoted (unadjusted) prices in an active market for identical instruments

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

As at December 31, 2018
Level 2
$ millions

Investments at fair value through other comprehensive income (1)	145
Derivatives used for economic hedging, net	7
152

As at December 31, 2017
Level 2
$ millions

Investments at fair value through other comprehensive income (1)	212
Derivatives used for economic hedging, net	63
275

(1) Investment in the share capital of YYTH was subject to a three-year lock‑up period as required by Chinese law, which was expired in January 2019. Measurement of the fair value of the discount rate in respect of the lock‑up period was calculated by use of the Finnerty 2012.

The impact deriving from a possible and reasonable change in these data items, which are not observed, is not material.